Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,122,198)	$ (249,566)	$ (2,539,498)	$ (659,246)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation expense	194,428	0	532,108	0
Depreciation and amortization	6,714	1,395	14,468	1,861
Shares for services			19,800	0
Increase/Decrease in current assets:
Other assets	6,090	10,248	1,214	(23,998)
Decrease in current liabilities:
Accounts payable and accrued expenses	74,545	1,704	163,974	(109,748)
Net cash used in operating activities	(840,421)	(236,219)	(1,807,934)	(791,131)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(6,719)	(6,170)	(77,124)	(15,119)
Purchase of intangible assets			0	(213)
Net cash used in investing activities	(6,719)	(6,170)	(77,124)	(15,332)
Cash Flows from Financing Activities
Proceeds from private placement			4,142,666	4,731,872
Repayment to related party, net	0	(516)	(516)	(20,740)
Net cash provided by financing activities	0	(516)	4,142,150	4,711,132
Net increase in cash and cash equivalents	(847,140)	(242,905)	2,257,092	3,904,669
Cash and cash equivalents, at the beginning of the period	6,553,768	4,296,676	4,296,676	392,007
Cash and cash equivalents, at the end of the period	5,706,628	4,053,771	6,553,768	4,296,676
SUPPLEMENTAL DISCLOSURES:
Cash paid during the year for income tax payments	0	0	1,589	1,600
Cash paid during the year for interest payments	$ 0	$ 0	$ 0	$ 0